Investments	12 Months Ended
Jun. 28, 2020
Investments, Debt and Equity Securities [Abstract]
Investments	Investments
Investments consist of municipal bonds, corporate bonds, U.S. agency securities, U.S. treasury securities, commercial paper, certificates of deposit, and variable rate demand notes. All short-term investments are classified as available-for-sale. Other long-term investments consist of the Company's ownership interest in Lextar.
Short-term investments as of June 28, 2020 consist of the following:

	June 28, 2020
(in millions of U.S. Dollars)	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses (1)	Estimated Fair Value
Municipal bonds	$130.0	$2.0	$—	$132.0
Corporate bonds	473.8	6.3	—	480.1
U.S. agency securities	29.1	—	—	29.1
U.S. treasury securities	52.3	0.6	—	52.9
U.S. certificates of deposit	83.3	—	—	83.3
Commercial paper	11.0	—	—	11.0
Variable rate demand note	2.5	—	—	2.5
Total short-term investments	$782.0	$8.9	$—	$790.9
(1) The Company had an unrealized loss of less than $0.1 million as of June 28, 2020.
The following table presents the gross unrealized losses and estimated fair value of the Company’s short-term investments, aggregated by investment type and the length of time that individual securities have been in a continuous unrealized loss position:

	June 28, 2020
	Less than 12 Months		Greater than 12 Months		Total
(in millions of U.S. Dollars)	Fair Value	Unrealized Loss (1)	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss
Municipal bonds	$14.3	$—	$—	$—	$14.3	$—
Corporate bonds	29.1	—	—	—	29.1	—
U.S. agency securities	8.6	—	—	—	8.6	—
U.S. treasury securities	13.8	—	—	—	13.8	—
Total	$65.8	$—	$—	$—	$65.8	$—
Number of securities with an unrealized loss		46		—		46
(1) Securities with an unrealized loss of less than 12 months as of June 28, 2020 have an unrealized loss value of less than $0.1 million, individually and in the aggregate.
Short-term investments as of June 30, 2019 consist of the following:

	June 30, 2019
(in millions of U.S. Dollars)	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
Municipal bonds	$78.2	0.4	($0.1)	$78.5
Corporate bonds	256.0	1.0	—	257.0
U.S. agency securities	25.6	—	—	25.6
U.S. treasury securities	92.4	0.1		92.5
Certificates of deposit	62.1	1.1	—	63.2
Commercial paper	7.8	—	—	7.8
Variable rate demand note	16.9	—	—	16.9
Total short-term investments	$539.0	2.6	($0.1)	$541.5

The following table presents the gross unrealized losses and estimated fair value of the Company’s short-term investments, aggregated by investment type and the length of time that individual securities have been in a continuous unrealized loss position:

	June 30, 2019
	Less than 12 Months		Greater than 12 Months		Total
(in millions of U.S. Dollars)	Fair Value	Unrealized Loss (1)	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss
Municipal bonds	$4.3	$—	$29.8	($0.1)	$34.1	($0.1)
Corporate bonds	41.8	—	14.7	—	56.5	—
U.S. agency securities	7.7	—	—	—	7.7	—
U.S. treasury securities	2.0	—	3.9	—	5.9	—
Total	$55.8	$—	$48.4	($0.1)	$104.2	($0.1)
Number of securities with an unrealized loss		46		47		93
(1) Securities with an unrealized loss of less than 12 months as of June 30, 2019 have an unrealized loss value of less than $0.1 million, individually and in the aggregate.
The Company utilizes specific identification in computing realized gains and losses on the sale of investments. Realized gains on the sale of investments for the fiscal year ended June 28, 2020 of $1.5 million were included in non-operating (income) expense, net in the consolidated statements of operations and unrealized gains and losses are included as a separate component of equity, net of tax, unless the loss is determined to be other-than-temporary.
The Company evaluates its investments for possible impairment or a decline in fair value below cost basis that is deemed to be other-than-temporary on a periodic basis. It considers such factors as the length of time and extent to which the fair value has been below the cost basis, the financial condition of the investee, and its ability and intent to hold the investment for a period of time that may be sufficient for an anticipated full recovery in market value. The Company had insignificant unrealized losses as of June 28, 2020 and considers these declines to be temporary in nature.
The contractual maturities of short-term investments at June 28, 2020 were as follows:

(in millions of U.S. Dollars)	Within One Year	After One, Within Five Years	After Five, Within Ten Years	After Ten Years	Total
Municipal bonds	$29.4	$102.6	$—	$—	$132.0
Corporate bonds	191.0	289.1	—	—	480.1
U.S. agency securities	17.3	11.8	—	—	29.1
U.S. treasury securities	36.1	16.8	—	—	52.9
Certificates of deposit	83.3	—	—	—	83.3
Commercial paper	11.0	—	—	—	11.0
Variable rate demand note	—	—	—	2.5	2.5
Total short-term investments	$368.1	$420.3	$—	$2.5	$790.9